9. TRANSACTIONS WITH RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2018
Inversiones Totihue S.A.
Disclosure of joint operations [line items]
Ownership percentages	11.73%
Rentas Santa Bárbara S.A.
Disclosure of joint operations [line items]
Ownership percentages	11.42%
Inversiones Quivolgo S.A.
Disclosure of joint operations [line items]
Ownership percentages	4.38%
Inversiones GDF S.A.
Disclosure of joint operations [line items]
Ownership percentages	3.21%
Inversiones La Gloria Ltda.
Disclosure of joint operations [line items]
Ownership percentages	2.28%
Other
Disclosure of joint operations [line items]
Ownership percentages	6.15%